AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 66.0%
Industrial – 47.7%
Basic – 3.2%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	$1,600	$1,579,472
DuPont de Nemours, Inc. 4.205%, 11/15/2023	2,200	2,300,056
Eastman Chemical Co. 3.80%, 03/15/2025	2,000	2,102,920
EI du Pont de Nemours and Co. 1.70%, 07/15/2025	1,265	1,257,068
Georgia-Pacific LLC 0.625%, 05/15/2024(a)	1,750	1,706,600
Glencore Funding LLC 3.00%, 10/27/2022(a)	225	227,885
LyondellBasell Industries NV 5.75%, 04/15/2024	1,140	1,224,018

		10,398,019

Capital Goods – 5.0%
3M Co. 2.00%, 02/14/2025	1,735	1,751,517
Caterpillar Financial Services Corp. 0.32% (SOFR + 0.27%), 09/13/2024(b)	1,000	1,000,420
CNH Industrial Capital LLC 1.95%, 07/02/2023	2,000	2,008,780
Eaton Corp. 2.75%, 11/02/2022	1,265	1,282,027
General Dynamics Corp. 3.25%, 04/01/2025	1,665	1,735,596
Illinois Tool Works, Inc. 3.50%, 03/01/2024	1,550	1,608,389
John Deere Capital Corp. 0.17% (SOFR + 0.12%), 07/10/2023(b)	1,000	999,460
Parker-Hannifin Corp. 2.70%, 06/14/2024	1,000	1,020,080
Republic Services, Inc. 2.50%, 08/15/2024	1,000	1,013,430
Trane Technologies Luxembourg Finance SA 3.55%, 11/01/2024	2,000	2,083,600
Waste Management, Inc. 2.40%, 05/15/2023	1,630	1,651,304

		16,154,603

Communications - Media – 2.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,000	2,088,220
TWDC Enterprises 18 Corp. 2.35%, 12/01/2022	250	252,922
ViacomCBS, Inc. 3.70%, 08/15/2024	2,100	2,189,712
Walt Disney Co. (The) 1.65%, 09/01/2022	500	502,485

	Principal Amount (000)	U.S. $ Value

3.00%, 09/15/2022	$1,500	$1,520,865

		6,554,204

Communications - Telecommunications – 1.7%
Rogers Communications, Inc. 3.00%, 03/15/2023	2,000	2,025,680
T-Mobile USA, Inc. 2.625%, 04/15/2026	1,402	1,374,086
Verizon Communications, Inc. 2.355%, 03/15/2032(a)	2,169	2,059,401

		5,459,167

Consumer Cyclical - Automotive – 1.4%
BMW Finance NV 2.25%, 08/12/2022(a)	675	680,508
General Motors Financial Co., Inc. 5.10%, 01/17/2024	1,500	1,590,135
Toyota Motor Credit Corp. 1.35%, 08/25/2023	2,160	2,163,132

		4,433,775

Consumer Cyclical - Entertainment – 0.6%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,751,374

Consumer Cyclical - Other – 3.5%
DR Horton, Inc. 2.50%, 10/15/2024	2,875	2,913,669
Las Vegas Sands Corp. 3.20%, 08/08/2024	2,885	2,917,860
Lennar Corp. 4.50%, 04/30/2024	3,025	3,179,820
Marriott International, Inc./MD 3.75%, 03/15/2025	1,075	1,119,709
PulteGroup, Inc. 5.50%, 03/01/2026	1,000	1,115,550

		11,246,608

Consumer Cyclical - Restaurants – 0.6%
Starbucks Corp. 1.30%, 05/07/2022	2,000	2,004,500

Consumer Cyclical - Retailers – 3.6%
AutoZone, Inc. 3.25%, 04/15/2025	2,000	2,071,960
Costco Wholesale Corp. 2.75%, 05/18/2024	1,000	1,027,510
Dollar Tree, Inc. 4.00%, 05/15/2025	2,000	2,111,900
NIKE, Inc. 2.40%, 03/27/2025	2,250	2,299,657
Target Corp. 2.25%, 04/15/2025	1,665	1,688,593
VF Corp. 2.40%, 04/23/2025	1,670	1,695,184

	Principal Amount (000)	U.S. $ Value

Walmart, Inc. 3.30%, 04/22/2024	$500	$518,460

		11,413,264

Consumer Non-Cyclical – 12.1%
Abbott Laboratories 2.95%, 03/15/2025	1,300	1,344,551
AbbVie, Inc. 2.30%, 11/21/2022	1,325	1,338,422
2.90%, 11/06/2022	1,000	1,014,340
AmerisourceBergen Corp. 0.737%, 03/15/2023	1,585	1,574,761
3.25%, 03/01/2025	1,350	1,399,815
Amgen, Inc. 3.625%, 05/22/2024	1,000	1,041,710
Baxalta, Inc. 3.60%, 06/23/2022	23	23,160
Baxter International, Inc. 0.868%, 12/01/2023(a)	2,300	2,270,215
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,156,882
Biogen, Inc. 3.625%, 09/15/2022	1,479	1,502,664
Bristol-Myers Squibb Co. 2.60%, 05/16/2022	1,025	1,031,499
Cardinal Health, Inc. 3.079%, 06/15/2024	1,000	1,025,930
3.20%, 03/15/2023	1,000	1,019,720
CommonSpirit Health 2.76%, 10/01/2024	1,000	1,017,400
CVS Health Corp. 2.75%, 12/01/2022	2,175	2,197,946
DH Europe Finance II Sarl 2.05%, 11/15/2022	1,850	1,866,335
Gilead Sciences, Inc. 1.95%, 03/01/2022	565	565,000
3.70%, 04/01/2024	1,300	1,350,635
Hershey Co. (The) 0.90%, 06/01/2025	1,300	1,267,136
Johnson & Johnson 2.25%, 03/03/2022	1,335	1,337,350
Merck & Co., Inc. 2.75%, 02/10/2025	2,100	2,165,436
Philip Morris International, Inc. 3.375%, 08/11/2025	2,000	2,091,200
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,600	1,631,600
Tyson Foods, Inc. 3.95%, 08/15/2024	3,000	3,145,680
UPMC Series D-1 3.60%, 04/03/2025	2,250	2,353,095
Zoetis, Inc. 3.25%, 02/01/2023	1,000	1,016,280

		38,748,762

	Principal Amount (000)	U.S. $ Value

Energy – 3.3%
BP Capital Markets America, Inc. 3.194%, 04/06/2025	$2,000	$2,075,540
Chevron Corp. 1.141%, 05/11/2023	1,665	1,666,548
Exxon Mobil Corp. 1.571%, 04/15/2023	1,655	1,664,285
2.992%, 03/19/2025	2,000	2,067,140
Husky Energy, Inc. 4.00%, 04/15/2024	1,200	1,260,684
Phillips 66 0.90%, 02/15/2024	1,900	1,876,383

		10,610,580

Services – 5.0%
Amazon.com, Inc. 2.40%, 02/22/2023	875	887,495
2.50%, 11/29/2022	1,305	1,318,206
Booking Holdings, Inc. 3.65%, 03/15/2025	1,000	1,050,250
eBay, Inc. 2.75%, 01/30/2023	1,500	1,523,535
3.80%, 03/09/2022	1,000	1,000,640
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/2023	1,180	1,212,922
Mastercard, Inc. 2.00%, 03/03/2025	2,250	2,271,960
Moody’s Corp. 2.625%, 01/15/2023	750	760,215
4.875%, 02/15/2024	500	529,295
PayPal Holdings, Inc. 2.20%, 09/26/2022	2,700	2,726,028
Verisk Analytics, Inc. 4.00%, 06/15/2025	2,500	2,635,025

		15,915,571

Technology – 5.6%
Alphabet, Inc. 3.375%, 02/25/2024	1,500	1,562,205
Apple, Inc. 2.40%, 05/03/2023	1,250	1,270,638
2.85%, 05/11/2024	250	257,265
3.00%, 02/09/2024	1,400	1,442,112
Autodesk, Inc. 4.375%, 06/15/2025	800	855,704
Baidu, Inc. 2.875%, 07/06/2022	375	376,965
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	2,250	2,227,252
Fiserv, Inc. 2.75%, 07/01/2024	1,000	1,020,120
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	1,715	1,701,709
2.25%, 04/01/2023	500	504,975
International Business Machines Corp. 2.85%, 05/13/2022	1,000	1,006,580

	Principal Amount (000)	U.S. $ Value

Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)	$1,751	$1,674,586
Oracle Corp. 2.50%, 04/01/2025	1,600	1,613,776
QUALCOMM, Inc. 3.45%, 05/20/2025	1,800	1,887,930
salesforce.com, Inc. 3.25%, 04/11/2023	625	640,006

		18,041,823

		152,732,250

Financial Institutions – 16.7%
Banking – 13.8%
American Express Co. 3.40%, 02/27/2023	1,300	1,330,927
Bank of America Corp. 0.593% (3 Month Short Term BA + 0.43%), 05/28/2024(b)	1,000	1,000,700
3.004%, 12/20/2023	615	624,323
3.093%, 10/01/2025	1,250	1,281,663
3.458%, 03/15/2025	500	516,190
Bank of New York Mellon Corp. (The) 2.661%, 05/16/2023	1,000	1,004,350
Barclays PLC 1.007%, 12/10/2024	1,500	1,475,625
Capital One Financial Corp. 3.90%, 01/29/2024	500	520,295
Citigroup, Inc. 1.678%, 05/15/2024	1,000	1,003,830
2.876%, 07/24/2023	1,800	1,814,112
Danske Bank A/S 1.261% (LIBOR 3 Month + 1.06%), 09/12/2023(a) (b)	2,250	2,267,122
Goldman Sachs Group, Inc. (The) 2.905%, 07/24/2023	1,500	1,511,715
2.908%, 06/05/2023	1,300	1,307,605
HSBC Holdings PLC 1.645%, 04/18/2026	2,210	2,160,827
ING Groep NV 1.06% (SOFR + 1.01%), 04/01/2027(b)	1,350	1,365,849
JPMorgan Chase & Co. 0.584% (SOFR + 0.54%), 06/01/2025(b)	1,300	1,300,182
1.514%, 06/01/2024	1,800	1,801,062
3.797%, 07/23/2024	725	748,048
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(b) (c)	63	63,000
KeyBank NA/Cleveland OH 0.423%, 01/03/2024	2,000	1,984,160
Lloyds Banking Group PLC 1.326%, 06/15/2023	1,350	1,349,987
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	2,300	2,243,788
Mizuho Financial Group, Inc. 1.241%, 07/10/2024	2,000	1,988,760

	Principal Amount (000)	U.S. $ Value

Morgan Stanley 2.72%, 07/22/2025	$1,000	$1,016,010
3.737%, 04/24/2024	2,000	2,054,160
Nationwide Building Society 4.363%, 08/01/2024(a)	200	207,420
Natwest Group PLC 4.269%, 03/22/2025	2,000	2,090,600
State Street Corp. 2.825%, 03/30/2023	1,000	1,002,730
Sumitomo Mitsui Financial Group, Inc. 2.784%, 07/12/2022	2,000	2,018,960
Toronto-Dominion Bank (The) 0.399% (SOFR + 0.35%), 09/10/2024(b)	2,000	1,997,940
Wells Fargo & Co. 2.188%, 04/30/2026	1,850	1,850,999
2.406%, 10/30/2025	1,150	1,158,706

		44,061,645

Brokerage – 0.9%
Charles Schwab Corp. (The) 0.55% (SOFR + 0.50%), 03/18/2024(b)	3,000	3,004,500

Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	1,000	982,810
2.45%, 10/29/2026	1,000	982,450
Air Lease Corp. 2.30%, 02/01/2025	1,000	995,270
3.875%, 07/03/2023	300	308,325

		3,268,855

REITs – 1.0%
American Tower Corp. 3.375%, 05/15/2024	2,100	2,166,528
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	1,002	1,048,242

		3,214,770

		53,549,770

Utility – 1.6%
Natural Gas – 0.7%
Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	2,200	2,235,134

Other Utility – 0.9%
American Water Capital Corp. 3.40%, 03/01/2025	1,135	1,181,671
3.85%, 03/01/2024	1,650	1,719,317

		2,900,988

		5,136,122

Total Corporates - Investment Grade (cost $214,176,590)		211,418,142

	Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 15.4%

United States – 15.4%
Antonio B Won Pat International Airport Authority Series 2021-A 2.499%, 10/01/2025	$740	$730,383
California State University Series 2021-B 0.862%, 11/01/2025	2,000	1,944,745
Central Texas Turnpike System Series 2020-B 1.98%, 08/15/2042	1,000	1,004,347
Chicago O’Hare International Airport Series 2020-D 1.168%, 01/01/2024	2,000	1,988,737
City & County of Denver CO Airport System Revenue Series 2020-C 1.115%, 11/15/2024	750	741,046
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	3,000	2,944,214
City of Houston TX Airport System Revenue Series 2020-C 1.272%, 07/01/2024	1,000	993,523
City of Jacksonville FL (City of Jacksonville FL Lease) Series 2020-C 0.594%, 10/01/2023	1,500	1,485,568
City of New York NY Series 2021-D 0.59%, 08/01/2023	1,625	1,611,434
City of New York NY Series 2021-D 0.982%, 08/01/2025	1,065	1,037,582
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-B 2.237%, 11/01/2022	100	100,980
2.396%, 11/01/2023	1,050	1,067,783
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,000	1,011,174
County of Riverside CA Series 2020 2.363%, 02/15/2023	200	202,461
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056	2,000	1,998,184
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	975,789
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	1,500	1,497,534

	Principal Amount (000)	U.S. $ Value

Inland Empire Tobacco Securitization Corp. Series 2019 3.678%, 06/01/2038	$900	$930,490
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 0.407%, 05/01/2023	1,415	1,402,944
Massachusetts Development Finance Agency (Berklee College of Music, Inc.) Series 2020 1.494%, 10/01/2023	385	383,956
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024(d)	1,000	1,028,840
Metropolitan Transportation Authority Series 2019-A 5.00%, 11/15/2048	2,000	2,189,690
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	1,000	1,012,417
2.862%, 09/01/2049	2,000	2,004,151
Municipal Electric Authority of Georgia Series 2021 1.897%, 01/01/2027	385	377,936
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019-H 5.25%, 09/01/2022(a)	1,000	1,025,705
Series 2021-G 5.25%, 09/01/2023(a)	1,440	1,533,035
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024	1,000	986,828
0.897%, 01/01/2025	2,000	1,959,346
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2020-F 0.87%, 03/15/2025	1,400	1,366,366
Ohio Turnpike & Infrastructure Commission Series 2020 1.746%, 02/15/2023	700	703,314
Pennsylvania Turnpike Commission Series 2019 2.556%, 12/01/2025	760	777,634
Port of Portland OR Airport Revenue Series 2020-T 0.80%, 07/01/2022	600	599,879
1.00%, 07/01/2023	1,200	1,195,323
Reedy Creek Improvement District Series 2020-A 1.549%, 06/01/2023	700	704,194
State Board of Administration Finance Corp. Series 2020-A 1.258%, 07/01/2025	1,010	993,824

	Principal Amount (000)	U.S. $ Value

State of Connecticut Series 2021-A 0.309%, 06/01/2023	$150	$148,528
0.508%, 06/01/2024	1,000	978,968
State of Hawaii Airports System Revenue Series 2020-E 1.392%, 07/01/2025	1,000	980,900
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	1,984	2,022,086
University of California Series 2022-S 5.00%, 05/15/2024(d)	2,500	2,720,044

Total Local Governments - US Municipal Bonds (cost $49,905,630)		49,361,882

GOVERNMENTS - TREASURIES – 8.3%
United States – 8.3%
U.S. Treasury Notes 1.00%, 12/15/2024 (cost $27,026,318)	27,000	26,730,000

ASSET-BACKED SECURITIES – 3.9%
Autos - Fixed Rate – 3.1%
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026	500	486,858
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	1,283	1,276,148
CPS Auto Receivables Trust Series 2021-A, Class C 0.83%, 09/15/2026(a)	500	496,268
Series 2021-B, Class C 1.23%, 03/15/2027(a)	1,000	989,860
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)	500	493,406
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026	2,000	1,989,394
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)	850	831,981
JPMorgan Chase Bank NA - CACLN Series 2021-1, Class B 0.875%, 09/25/2028(a)	1,394	1,385,002
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95%, 03/16/2026(a)	2,000	1,981,584

		9,930,501

Other ABS - Fixed Rate – 0.8%
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88%, 08/15/2025(a)	800	798,190

	Principal Amount (000)	U.S. $ Value

Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	$653	$648,613
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	794	785,554
Upstart Securitization Trust Series 2021-1, Class A 0.87%, 03/20/2031(a)	302	300,481

		2,532,838

Total Asset-Backed Securities (cost $12,575,257)		12,463,339

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Floating Rate CMBS – 0.7%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.107% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (b)	1,000	997,006
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.133% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (b)	1,000	998,785
Invitation Homes Trust Series 2018-SFR4, Class A 1.206% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (b)	320	319,871

		2,315,662

Non-Agency Fixed Rate CMBS – 0.3%
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 04/10/2031(a)	113	113,633
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353%, 12/15/2047(a)	750	756,873
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	85	85,817

		956,323

Total Commercial Mortgage-Backed Securities (cost $3,249,283)		3,271,985

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
Risk Share Floating Rate – 0.8%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 1.708% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (b)	289	289,595

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.108% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	$47	$48,065
Series 2015-DNA1, Class M3 3.408% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	78	78,971
Series 2016-DNA1, Class M3 5.658% (LIBOR 1 Month + 5.55%), 07/25/2028(b)	205	213,976
Series 2016-DNA4, Class M3 3.908% (LIBOR 1 Month + 3.80%), 03/25/2029(b)	177	183,269
Series 2017-DNA3, Class M2 2.608% (LIBOR 1 Month + 2.50%), 03/25/2030(b)	237	240,554
Series 2019-DNA3, Class M2 2.158% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	51	51,113
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.508% (LIBOR 1 Month + 4.40%), 01/25/2024(b)	151	156,679
Series 2014-C03, Class 2M2 3.008% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	77	78,010
Series 2016-C01, Class 1M2 6.858% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	317	331,948
Series 2016-C02, Class 1M2 6.108% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	309	317,525
Series 2016-C03, Class 1M2 5.408% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	161	166,500
Series 2016-C06, Class 1M2 4.358% (LIBOR 1 Month + 4.25%), 04/25/2029(b)	135	139,569
Series 2016-C07, Class 2M2 4.458% (LIBOR 1 Month + 4.35%), 05/25/2029(b)	133	138,107
Series 2017-C06, Class 2M2 2.908% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	150	153,035

		2,586,916

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class LD 1.75%, 01/15/2027	97	98,231

	Principal Amount (000)	U.S. $ Value

Series 4459, Class CA 5.00%, 12/15/2034	$26	$27,660

		125,891

Total Collateralized Mortgage Obligations (cost $2,703,139)		2,712,807

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Consumer Non-Cyclical – 0.3%
Newell Brands, Inc. 4.70%, 04/01/2026	613	642,614
4.875%, 06/01/2025	183	192,267

Total Corporates - Non-Investment Grade (cost $861,839)		834,881

	Shares

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $12,618,178)	12,618,178	12,618,178

	Principal Amount (000)

SHORT-TERM MUNICIPAL NOTES – 0.8%
California – 0.3%
Golden State Tobacco Securitization Corp. Series 2021 0.502%, 06/01/2022	$1,000	999,583

New York – 0.5%
Metropolitan Transportation Authority Series 2021-A 0.777%, 11/15/2022	1,500	1,500,108

Total Short-Term Municipal Notes (cost $2,500,000)		2,499,691

Total Short-Term Investments (cost $15,118,178)		15,117,869

Total Investments – 100.4% (cost $325,616,234)(h)		321,910,905
Other assets less liabilities – (0.4)%		(1,321,535)

Net Assets – 100.0%		$320,589,370

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	44,000	01/31/2024	1 Day SOFR	1.031%	Annual	$(96,656)	$—	$(96,656)
USD	20,000	03/31/2027	1.478%	1 Day SOFR	Annual	(15,788)	—	(15,788)

						$(112,444)	$—	$(112,444)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	6.37%	USD	105	$11,279	$3,412	$7,867
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	1,560	167,570	132,124	35,446
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	2,500	(215,778)	22,630	(238,408)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,929)	(3,034)	(4,895)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	59	(14,618)	(7,680)	(6,938)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	180	(44,600)	(16,803)	(27,797)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(4,460)	(1,722)	(2,738)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	224	(55,502)	(21,458)	(34,044)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	334	(83,005)	(31,266)	(51,739)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	290	$(72,103)	$(26,362)	$(45,741)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,064	(264,129)	(154,078)	(110,051)

						$(583,275)	$(104,237)	$(479,038)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $25,976,109 or 8.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $352,120 and gross unrealized depreciation of investments was $(4,648,931), resulting in net unrealized depreciation of $(4,296,811).

Glossary:

ABS – Asset-Backed Securities

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Taxable Multi-Sector Income Shares

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$211,418,142	$—	$211,418,142
Local Governments - US Municipal Bonds	—	49,361,882	—	49,361,882
Governments - Treasuries	—	26,730,000	—	26,730,000
Asset-Backed Securities	—	12,463,339	—	12,463,339
Commercial Mortgage-Backed Securities	—	3,271,985	—	3,271,985
Collateralized Mortgage Obligations	—	2,712,807	—	2,712,807
Corporates - Non-Investment Grade	—	834,881	—	834,881
Short-Term Investments:
Investment Companies	12,618,178	—	—	12,618,178
Short-Term Municipal Notes	—	2,499,691	—	2,499,691

Total Investments in Securities	12,618,178	309,292,727	—	321,910,905
Other Financial Instruments(a):
Assets:
Credit Default Swaps	—	178,849	—	178,849
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(112,444)	—	(112,444)
Credit Default Swaps	—	(762,124)	—	(762,124)

Total	$12,618,178	$308,597,008	$—	$321,215,186

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2022 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,862	$111,478	$101,722	$12,618	$0	**

**	Amount less than $500.